Other non-operating expense (income)	12 Months Ended
Dec. 31, 2022
Other Non Operating Expense [Abstract]
Other non-operating expense (income)
18.	Other non-operating expense (income)

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020

Government grants	(93)	(1,597)	(3,201)
Direct offering transaction costs allocated to derivative financial liabilities	—	2,260	—
Restructuring charges	2,784	421	—
Impairment of intangible assets	6,521	—	—
Acquisition costs and other	1,148	3,016	938
Gain on sale of loan book	—	—	(1,676)
Credit facility prepayment and related expenses	—	—	2,608
Convertible debenture early conversion	—	—	927
Gain on amendment of debentures	—	—	(765)
Total	10,360	4,100	(1,169)

During the year ended December 31, 2022, the Company initiated formal
restructuring plans resulting in charges of $2,784 (December 31, 2021 – $421).
 The restructuring charges include incremental costs associated directly with the restructuring plans including employee termination benefits, consulting fees, onerous contracts and contract termination costs.
During the year ended December 31, 2022, the Company decided to wind down sub scale products including MogoCrypto, MogoCard and legacy MogoApp. This resulted in impairment charges for related intangible assets of
$6,521 (December 31, 2021 – $nil).
During the year ended December 31, 2022, the Company received government grants for research of $93. During the year ended December 31, 2021, the Company received government grants for research of $254 and received government subsidies of $1,343. Due to the outbreak of COVID-19, the Government of Canada announced the Canadian Emergency Wage Subsidy (“CEWS”) and Canadian Emergency Rent Subsidy (“CERS”) to support companies that experienced a certain level of revenue decline in their operations. Mogo determined that it qualified for the CEWS and CERS and made an accounting policy election to record the grant on a gross basis. During the year ended December 31, 2022, Mogo has
recorded other non-operating income for CEWS and CERS of $nil (December 31, 2021 – $1,007 and $163).
For the year ended December 31, 2021, direct offering transaction costs allocated to derivative financial liabilities of $2,260 relate to the issuance of warrants with a USD denominated exercise price to investors. This resulted in the recognition of a derivative financial liability and the allocation of the associated transaction costs to other non-operating expenses (refer to Note 14 for further details). The Company did not complete a direct offering in the year ended December 31, 2022, and therefore did not incur any direct offering transaction costs.